SCHEDULE OF INTANGIBLE ASSETS ESTIMATED USEFUL LIVES (Details)	12 Months Ended
Dec. 31, 2021
Software Development Costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of intangible assets	3 years
Software Development Costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of intangible assets	5 years
Trademarks [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of intangible assets	5 years